Other information	12 Months Ended
Dec. 31, 2017
Additional Financial Information Disclosure [Abstract]
Other information
16.	Other information:
(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2017	2016
Due to related parties (note 4)	$1,386	$4,175
Accrued interest	14,614	16,270
Accounts payable and other accrued liabilities	47,220	41,712
	$63,220	$62,157

(b)	Supplemental cash flow information:

	2017	2016	2015
Interest paid on debt	$111,180	$109,272	$97,724
Interest received	6,829	8,041	10,853
Undrawn credit facility fee paid	2,444	2,856	2,865
Non-cash transactions:
Dividend reinvestment	21,785	4,359	38,862
Arrangement and transaction fees (note 15)	4,199	6,393	9,191
Acquisition of time charters through novation from GCI (note 4(c))	—	16,200	—
Recognition of fair value of bareboat charters (note 4(c))	—	16,200	—
Acquisition of GCI Subsidiaries through settlement of loans to affiliate	—	107,500	—
Capital contribution through settlement of loans to affiliate	6,667	—	19,444
Long-term debt for vessels under construction	—	—	77,625
Offset of swaption against swap liability termination	10,852	—	—
Repayment of debt from sale-leaseback transaction proceeds	53,247	—	—